Loans and borrowings	12 Months Ended
Dec. 31, 2019
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Loans and borrowings
21.	Loans and borrowings
Loans and borrowings of the Group are presented in the table below.
(in thousands of Russian Roubles)

	December 31, 2019	December 31, 2018
Long-term loans and borrowings:
Bank loan	4,064,501	5,203,692

Total	4,064,501	5,203,692

Current loans and borrowings:
Bank loan – current portion	1,064,554	962,362
Bank loan – interest	—	—
Other loan – principal	—	270,000
Other loan – interest	—	1,562

Total	1,064,554	1,233,924

(a)	Bank loan
The Group’s loans and borrowings at December 31, 2019 are represented by a RUB 7 billion bank loan facility which is provided by a major state-owned bank PJSC ‘VTB Bank’. The bank loan amounting to RUB 5 billion was obtained by the Group in May 2016 to finance the acquisition of 100% ownership interest in HeadHunter from Mail.Ru Group Limited (LSE: MAIL). On October 5, 2017 the Group entered into a supplemental agreement which increased the amount of the bank loan facility from RUB 5 billion to RUB 7 billion and distributed RUB 2 billion to shareholders.
The major terms of the loan are as follows:

•	Interest rate: Central Bank of Russia Key Rate + 2%;

•	Ultimate maturity: October 2022;

•
Principal financial covenants:
the ratio of net debt to EBITDA (as defined in the loan agreement), the ratio of EBITDA to interest expense, the minimum amount of revenue, and the minimum amount of cash sales.

On April 22, 2019, the Group signed a new amendment agreement to the Credit Facility, which provides, among other things, for a new tranche in the amount of RUB 3 billion, which expired on August 20, 2019 and was unused.
As at December 31, 2019 and 2018 the Group was compliant with all financial and other covenants per the loan agreement.
The loan is collateralized with shares of Headhunter FSU Limited, and participation interests in Headhunter LLC (Russia) and Zemenik LLC, the above-mentioned entities being key holding and operating entities of the Group.
The loan agreement includes various legal restrictions including change of control provisions, issuance of capital, restructuring, restrictions/consent on limits of shareholder distributions, and sale and purchase of assets.
The carrying amounts of the bank loan approximated their fair values at each reporting date.

(b)	Other loan
On March 13, 2019, the Group has fully repaid the loan of RUB 270 million which was obtained by the Group in December 2018 from an associate of a non-controlling
shareholder with significant influence on the Group as of December 31, 2019.

(c)	Reconciliation of movements of liabilities to cash flows arising from financing activities
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.
(in thousands of Russian Roubles)

	Bank and other loans and borrowings (notes 21 (a), 21(b))	Lease liabilities (note 23)*	Dividends payables to shareholders (note 19(d))	Dividends payables to non- controlling interests (notes 19(d), 22)	Total
Balance at January 1, 2019	6,437,616	343,455	—	5,916	6,786,987
Changes from financing cash flows
Bank loan repaid	(1,055,000)	—	—	—	(1,055,000)
Other loan repaid	(270,000)	—	—	—	(270,000)
Acquisition of non-controlling interest	—	—	—	(2,107)	(2,107)
Dividends paid	—	—	(1,133,501)	(131,456)	(1,264,957)
Repayment of lease liabilities	—	(61,376)	—	—	(61,376)

Total changes from financing cash flows	(1,325,000)	(61,376)	(1,133,501)	(133,563)	(2,653,440)

Other changes
Interest accrued	565,918	32,941	—	—	598,859
Interest paid	(549,479)	(32,941)	—	—	(582,420)
New leases, including modifications	—	9,147	—	—	9,147
Distributions to shareholders and non-controlling interest	—	—	1,160,345	126,460	1,286,805
Forex gain	—	—	(26,844)	—	(26,844)
Foreign currency translation differences	—	(608)	—	1,187	579

Total other changes	16,439	8,539	1,133,501	127,647	1,286,126

Balance at December 31, 2019	5,129,055	290,618	—	—	5,419,673

*	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.

(in thousands of Russian Roubles)

	Bank and other loans and borrowings (notes 21 (a), 21(b))	Dividends payables to non- controlling interests (note 19(d))	Total
Balance at January 1, 2018	6,837,293	3,225	6,840,518
Changes from financing cash flows
Other loan received	270,000	—	270,000
Bank loan repaid	(690,000)	—	(690,000)
Dividends paid	—	(77,629)	(77,629)

Total changes from financing cash flows	(420,000)	(77,629)	(497,629)

Other changes
Interest accrued	644,326	—	644,326
Interest paid	(624,003)	—	(624,003)
Foreign currency translation differences	—	470	470
Distributions to shareholders and non-controlling interest	—	79,850	79,850

Total liability related other changes	20,323	80,320	100,643

Balance at December 31, 2018	6,437,616	5,916	6,443,532

(in thousands of Russian Roubles)

	Bank loan (notes 21 (a), 21(b))	Payables to shareholders (note 19 (d))	Dividends payable to non- controlling interest (notes 22, 19 (d))	Total
Balance at January 1, 2017	4,909,099	—	—	4,909,099
Changes from financing cash flows
Bank loan received	2,000,000	—	—	2,000,000
Bank loan origination fees	(14,412)	—	—	(14,412)
Bank loan repaid	(100,000)	—	—	(100,000)
Distribution to shareholders	—	(3,109,631)	—	(3,109,631)
Dividends paid to non-controlling interest	—	—	(49,804)	(49,804)

Total changes from financing cash flows	1,885,588	(3,109,631)	(49,804)	(1,273,847)

Other changes
Interest accrued	706,036	—	—	706,036
Interest paid	(663,430)	—	—	(663,430)
Distributions to shareholders and non-controlling interest	—	3,375,197	53,029	3,428,226
Offset of shareholders’ loans	—	(265,566)	—	(265,566)

Total liability related other changes	42,606	3,109,631	53,029	3,205,266

Balance at December 31, 2017	6,837,293	—	3,225	6,840,518